Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities
Components of other liabilities

The following table summarizes the components of current and non-current portions of Other liabilities (dollars in thousands):

	December 31, 2021	December 31, 2020
Other liabilities, current
Accrued compensation	$2,641	$1,560
Salary continuation payments	935	1,215
Restricted stock units	714	913
Deferred payroll tax liability	471	436
Excise tax liability	268	—
Accrued directors’ fees	15	33
Total	$5,044	$4,157

Other liabilities, non-current
Lease liability
Finance lease liability	$286	—
Operating lease liability	53	$—
Salary continuation payments	—	1,145
Deferred payroll tax liability	—	505
Total	$339	$1,650